Other Assets - Summary Of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current assets:
Non-trade receivables	$ 227	$ 1,385
Corporate tax receivable	6,755
Inventory	347	283
Total other current assets	7,329	1,668
Other assets:
Security deposit	1,364	1,364
Corporate tax receivable		5,472
Sales tax receivable	1,501	1,779
Contract costs	1,973	1,838
Total other assets	$ 4,838	$ 10,453